Other assets and other liabilities - Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Assets And Other Liabilities [Abstract]
Deferred compensation	$ 2,261	$ 1,718
Accrued payroll	35,827	16,517
Mortgage buyback reserve	5,928	3,529
Accrued interest	6,772	6,465
Derivatives	48,242	17,933
Deferred tax liability	0	20,490
FHLB lender risk account guaranty	6,183	5,546
Reserve for unfunded commitments	16,378	0
Other liabilities	42,809	15,256
Accrued expenses and other liabilities	$ 164,400	$ 87,454